Related party transactions - Schedule of Remuneration of Key Management Personnel (Details) - Related Party - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Salary, wages and consultancy fees	$ 1,576,058	$ 2,091,902
Bonuses	0	305,497
Post-employment benefits (pension)	38,874	50,419
Share-based payment	0	32,160
Total remuneration	$ 1,614,932	$ 2,479,978